Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—78.2%
		Automotive—2.7%
$60,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	$60,611
157,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Deb., Series A, 5.750%, 9/30/2027	171,130
300,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Note, Series B, 6.500%, 9/30/2028	333,187
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	339,608
EUR 225,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	286,041
		TOTAL	1,190,577
		Banking—13.1%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	266,755
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	201,791
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	287,804
58,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.800%, 5/1/2025	67,811
200,000	[1]	Argentum Netherlands B.V., Sub., 4.625%, 8/15/2022	206,060
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	217,000
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	224,800
400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	410,076
400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500%, 2/25/2030	397,890
EUR 200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	263,083
200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	236,890
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	212,193
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 6.125%, 10/9/2025	529,852
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	250,505
$400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 5.100%, 1/24/2030	405,972
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	143,895
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875%, 11/12/2024	212,625
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	543,462
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	204,600
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	199,750
200,000		UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2169	222,362
		TOTAL	5,705,176
		Basic Industries—9.2%
325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	354,266
EUR 250,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	302,577
$200,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	200,529
200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	219,850
225,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	266,096
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	40,190
330,000		Domtar, Corp., Sr. Unsecd. Note, 6.250%, 9/1/2042	361,416
200,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 7.250%, 4/16/2044	270,537
320,000		Huntsman International LLC, Sr. Unsecd. Note, 4.500%, 5/1/2029	361,674
28,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	28,070
367,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	394,525
300,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	315,375
200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	229,402
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	122,850
$450,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	505,237

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$40,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2027	$44,975
		TOTAL	4,017,569
		Capital Goods—10.2%
GBP 600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	866,388
EUR 400,000		Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	494,840
$250,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	239,062
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	371,323
100,000		Berry Global, Inc., Term Loan—1st Lien, REGS, 1.000%, 1/15/2025	123,110
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	649,663
$250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	240,875
EUR 100,000		Kleopatra Holdings 2 SCA, Sr. Unsecd. Note, REGS, 6.500%, 9/1/2026	117,200
$375,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	394,894
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	131,381
250,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	322,012
300,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	384,381
100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	124,185
		TOTAL	4,459,314
		Consumer Goods—1.9%
$200,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	207,791
200,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	210,581
11,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	12,243
83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	82,181
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	320,386
		TOTAL	833,182
		Consumer Non-Cyclical—2.8%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	493,258
242,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	238,641
EUR 100,000		Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	125,958
$335,000		Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	357,676
		TOTAL	1,215,533
		Energy—5.2%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	317,354
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	149,450
$163,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	170,892
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	242,089
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	28,754
200,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	202,752
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	320,745
39,000		EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	50,757
57,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	68,861
64,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	70,000
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	233,500
387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	394,256
		TOTAL	2,249,410
		Financial Services—1.0%
320,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	428,205
		Health Care—5.8%
369,000		Centene Corp., 2.500%, 3/1/2031	354,039
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	257,758
100,000		Grifols SA, Sec. Fac. Bond, REGS, 1.625%, 2/15/2025	122,731

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Health Care—continued
EUR 380,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	$469,982
$360,000		HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	370,197
50,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	56,000
EUR 100,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 2.875%, 6/15/2028	125,733
$200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	209,670
550,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	568,832
		TOTAL	2,534,942
		Insurance—2.5%
EUR 100,000	[1]	Caisse Nat Reassurance, Jr. Sub. Note, 6.375%, 5/28/2024	140,274
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	487,853
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2030	270,414
$200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	196,364
		TOTAL	1,094,905
		Media—3.0%
EUR 100,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	118,073
$300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	280,326
EUR 250,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.000%, 6/15/2025	331,158
104,000		United Group B.V., Sr. Secd. Note, REGS, 3.625%, 2/15/2028	123,995
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	469,058
		TOTAL	1,322,610
		Real Estate—4.0%
300,000		Adler Group SA, Sr. Unsecd. Note, 2.250%, 1/14/2029	354,403
300,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	373,524
$200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	208,012
EUR 100,000	[1]	Heimstaden Bostad AB, Jr. Sub. Note, 2.625%, 2/1/2027	120,726
$32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	32,298
GBP 200,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	299,292
EUR 300,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625%, 12/14/2025	364,921
		TOTAL	1,753,176
		Retail—0.6%
GBP 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	151,302
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	117,044
		TOTAL	268,346
		Services—0.8%
EUR 300,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	365,319
		Technology & Electronics—1.6%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	114,894
69,000		NXP BV/NXP Funding LLC/NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	74,367
513,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	487,309
		TOTAL	676,570
		Telecommunications—8.7%
EUR 100,000		Altice Financing SA, Sr. Unsecd. Note, REGS, 3.000%, 1/15/2028	116,999
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	123,154
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, Series CLNX, 0.750%, 11/20/2031	117,361
$250,000		Embarq Corp., Sr. Unsecd. Note, 7.995%, 6/1/2036	282,854
EUR 200,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	247,049
$25,000		Lumen Technologies, Inc., Sec. Fac. Bond, 144A, 4.000%, 2/15/2027	25,344
175,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	199,014
360,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	397,219
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	319,125

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
$21,000		T-Mobile USA, Inc., 2.550%, 2/15/2031	$20,855
40,000		T-Mobile USA, Inc., 4.375%, 4/15/2040	44,855
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	321,033
275,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	304,261
EUR 200,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	235,299
100,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.625%, 3/7/2023	124,085
200,000	[1]	Telefonica Europe BV, Sub., 2.502%, 2/5/2027	246,135
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	208,902
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	265,019
200,000		VTR Comunicaciones SpA, Sec. Fac. Bond, REGS, 4.375%, 4/15/2029	199,100
		TOTAL	3,797,663
		Utilities—5.1%
57,000		AES Corp., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2031	55,328
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	213,354
325,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	314,849
78,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 3/15/2028	80,802
EUR 200,000	[1]	Enel SpA, Jr. Sub. Deb., 2.500%, 8/24/2023	254,665
300,000		Energias de Portugal SA, Jr. Sub. Note, 1.700%, 7/20/2080	365,378
300,000		Orsted A/S, Sub., 1.750%, 12/9/3019	374,067
$175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	179,118
EUR 300,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	362,562
		TOTAL	2,200,123
		TOTAL CORPORATE BONDS (IDENTIFIED COST $31,766,456)	34,112,620
		U.S. TREASURY—17.0%
$4,000,000	[2]	United States Treasury Bill, 0.000%-0.086%, 6/17/2021	3,999,980
3,567,200		United States Treasury Note, 0.625%, 12/31/2027	3,444,102
		TOTAL U.S. TREASURY (IDENTIFIED COST $7,491,718)	7,444,082
		TOTAL INVESTMENT IN SECURITIES—95.2% (IDENTIFIED COST $39,258,174)	41,556,702
		OTHER ASSETS AND LIABILITIES - NET—4.8%[3]	2,078,626
		TOTAL NET ASSETS—100%	$43,635,328
At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures
[4]United States Treasury Notes 10-Year Note	12	$1,583,250	September 2021	$2,550
[4]United States Treasury Ultra Long Bond	6	$1,111,500	September 2021	$6,430
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,980
The average notional value of short futures contracts held by the Fund throughout the period was $3,313,928. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At May 31, 2021, the Fund had the following open swap contracts:
Credit Default SwapS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 05/31/2021[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	ArcelorMittal	Sell	5.00%	12/20/2026	1.55%	$300,000	$68,764	$45,040	$23,724
JP Morgan Chase	General Motors Co	Sell	5.00%	12/20/2023	0.63%	$50,000	$5,596	$4,182	$1,414
JP Morgan Chase	Dell Inc.	Buy	1.00%	12/20/2023	1.00%	$125,000	$1,447	$(1,361)	$2,808
JP Morgan Chase	UPC Holding BV	Sell	5.00%	06/20/2026	2.57%	$130,000	$20,790	$20,560	$230
JP Morgan Chase	Virgin Media Finance PLC	Sell	5.00%	06/20/2026	2.78%	$50,000	$6,665	$6,154	$511
JP Morgan Chase	Ziggo Bond Co BV	Sell	5.00%	06/20/2026	2.59%	$100,000	$14,676	$14,639	$37
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	0.89%	$128,000	$25,861	$25,003	$858
JP Morgan Chase	UPC Holding BV	Sell	5.00%	06/20/2026	2.57%	$100,000	$15,992	$14,800	$1,192
JP Morgan Chase	Anglo American PLC	Sell	5.00%	06/20/2026	1.05%	$48,000	$11,638	$11,708	$(70)
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	0.89%	$64,000	$12,931	$12,497	$434
JP Morgan Chase	Anglo American PLC	Sell	5.00%	06/20/2026	1.05%	$48,000	$11,638	$11,696	$(58)
JP Morgan Chase	Occidental Petroleum Corp	Buy	1.00%	06/20/2026	2.82%	$50,000	$(4,106)	$(5,350)	$1,244
JP Morgan Chase	Fiat Chrysler Automobiles NV	Sell	5.00%	06/20/2024		$75,000	$11,926	$11,083	$843
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	0.89%	$64,000	$12,931	$12,625	$306
BNP Paribas	Occidental Petroleum Corp	Buy	1.00%	06/20/2026	2.82%	$100,000	$(8,212)	$(10,657)	$2,445
BNP Paribas	Stellantis N.V.	Sell	5.00%	06/20/2026	1.22%	$500,000	$115,199	$109,613	$5,586
JP Morgan Chase	Schaeffler AG	Sell	5.00%	06/20/2026	1.82%	$100,000	$19,541	$17,563	$1,978
BNP Paribas	NRG Energy Inc	Sell	5.00%	06/20/2026	2.17%	$500,000	$68,820	$86,234	$(17,414)
JP Morgan Chase	Altice France SA	Sell	5.00%	06/20/2026	4.68%	$79,000	$6,540	$6,407	$133
JP Morgan Chase	Marks & Spencer PLC	Buy	1.00%	06/20/2026	1.80%	$60,000	$(2,737)	$(5,027)	$2,290
JP Morgan Chase	Schaeffler AG	Sell	5.00%	06/20/2026	1.82%	$100,000	$19,541	$17,572	$1,969
JP Morgan Chase	Cellnex Telecom SA	Sell	5.00%	06/20/2026	1.30%	$100,000	$22,748	$20,849	$1,899
BNP Paribas	AES Corp	Sell	5.00%	06/20/2026	0.85%	$100,000	$20,495	$20,470	$25
BNP Paribas	Dell Inc.	Buy	1.00%	06/20/2026	1.00%	$50,000	$(10)	$(952)	$942
BNP Paribas	Faurecia SE	Sell	5.00%	06/20/2026	1.95%	$21,000	$3,833	$3,601	$232
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	0.89%	$169,000	$34,145	$34,487	$(342)
JP Morgan Chase	Kraft Heinz Foods Co	Sell	1.00%	06/20/2026	0.74%	$302,000	$3,894	$2,952	$942
JP Morgan Chase	Valeo SA	Buy	1.00%	06/20/2026	1.43%	$75,000	$(1,916)	$(1,593)	$(323)
JP Morgan Chase	Altice France SA	Sell	5.00%	06/20/2026	4.68%	$221,000	$18,295	$16,895	$1,400
JP Morgan Chase	Valeo SA	Buy	1.00%	06/20/2026	1.43%	$75,000	$(1,916)	$(2,123)	$207
JP Morgan Chase	Occidental Petroleum Corp	Buy	1.00%	06/20/2026	2.82%	$318,000	$(26,113)	$(30,196)	$4,083
BNP Paribas	Faurecia SE	Sell	5.00%	06/20/2026	1.95%	$31,000	$5,659	$5,126	$533
JP Morgan Chase	Cleveland-Cliffs Inc.	Sell	5.00%	06/20/2024	1.38%	$25,000	$2,686	$2,289	$397
JP Morgan Chase	Faurecia SE	Sell	5.00%	06/20/2026	1.95%	$48,000	$8,762	$7,831	$931
BNP Paribas	KB Home	Sell	5.00%	06/20/2026	1.77%	$100,000	$15,623	$14,132	$1,491
JP Morgan Chase	Ford Motor Co.	Sell	5.00%	12/20/2023	1.48%	$75,000	$6,610	$6,131	$479
BNP Paribas	Hess Corp	Buy	1.00%	06/20/2026	1.12%	$50,000	$(301)	$(573)	$272
JP Morgan Chase	Schaeffler AG	Sell	5.00%	06/20/2026	1.82%	$30,000	$5,862	$5,067	$795
JP Morgan Chase	Volvo Car AB	Sell	5.00%	06/20/2026	0.68%	$50,000	$13,196	$10,549	$2,647
JP Morgan Chase	Schaeffler AG	Sell	5.00%	06/20/2026	1.82%	$30,000	$5,862	$5,051	$811
JP Morgan Chase	Dell Inc.	Buy	1.00%	06/20/2026	1.00%	$100,000	$(19)	$(1,381)	$1,362
Morgan Stanley	Markit iTraxx Europe Crossover Index Series 34	Buy	5.00%	06/20/2026	2.53%	$185,000	$(26,768)	$(22,973)	$(3,795)

Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 05/31/2021[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	Valeo SA	Buy	1.00%	06/20/2026	1.43%	$50,000	$(1,278)	$(1,571)	$293
JP Morgan Chase	Virgin Media Finance PLC	Sell	5.00%	06/20/2026	2.78%	$106,000	$14,130	$13,127	$1,003
JP Morgan Chase	Virgin Media Finance PLC	Sell	5.00%	06/20/2026	2.78%	$263,000	$35,058	$32,342	$2,716
JP Morgan Chase	Valeo SA	Buy	1.00%	06/20/2026	1.43%	$35,000	$(894)	$(1,101)	$207
BNP Paribas	Kraft Heinz Foods Co	Sell	1.00%	06/20/2026	0.74%	$100,000	$1,289	$1,021	$268
BNP Paribas	Hess Corp	Buy	1.00%	06/20/2026	1.12%	$50,000	$(301)	$(924)	$623
BNP Paribas	Ford Motor Co.	Sell	5.00%	12/20/2023	1.48%	$50,000	$4,407	$3,864	$543
JP Morgan Chase	Valeo SA	Buy	1.00%	06/20/2026	1.43%	$35,000	$(894)	$(988)	$94
JP Morgan Chase	KB Home	Sell	5.00%	06/20/2026	1.77%	$25,000	$3,906	$4,074	$(168)
JP Morgan Chase	Virgin Media Finance PLC	Sell	5.00%	06/20/2026	2.78%	$30,000	$3,999	$4,117	$(118)
JP Morgan Chase	Anglo American PLC	Sell	5.00%	06/20/2026	1.05%	$50,000	$12,122	$11,895	$227
JP Morgan Chase	Anglo American PLC	Sell	5.00%	06/20/2026	1.05%	$54,000	$13,092	$12,849	$243
JP Morgan Chase	Faurecia SE	Sell	5.00%	06/20/2026	1.95%	$100,000	$18,254	$18,684	$(430)
BNP Paribas	ArcelorMittal	Sell	5.00%	06/20/2026	1.39%	$100,000	$21,897	$21,082	$815
JP Morgan Chase	Telecom Italia SpA	Buy	1.00%	06/20/2026	1.80%	$125,000	$(5,584)	$(5,448)	$(136)
JP Morgan Chase	Telecom Italia SpA	Buy	1.00%	06/20/2026	1.80%	$16,000	$(715)	$(679)	$(36)
JP Morgan Chase	Nokia Oyj	Sell	5.00%	06/20/2026	1.00%	$225,000	$55,384	$51,289	$4,095
JP Morgan Chase	Telecom Italia SpA	Buy	1.00%	06/20/2026	1.80%	$59,000	$(2,636)	$(2,470)	$(166)
BNP Paribas	Cleveland-Cliffs Inc.	Sell	5.00%	06/20/2024	1.38%	$35,000	$3,761	$3,852	$(91)
JP Morgan Chase	Cleveland-Cliffs Inc.	Sell	5.00%	06/20/2024	1.38%	$15,000	$1,612	$1,651	$(39)
JP Morgan Chase	Dell Inc.	Buy	1.00%	06/20/2026	1.00%	$225,000	$(43)	$(326)	$283
JP Morgan Chase	Iron Mountain Inc.	Buy	1.00%	06/20/2026	1.42%	$55,000	$(1,108)	$(1,072)	$(36)
BNP Paribas	Cleveland-Cliffs Inc.	Sell	5.00%	06/20/2024	1.38%	$40,000	$4,296	$4,333	$(37)
BNP Paribas	Iron Mountain Inc.	Sell	5.00%	06/20/2026	1.42%	$20,000	$3,484	$3,472	$12
TOTAL CREDIT DEFAULT SWAPS							$729,306	$673,693	$55,613
The average notional amount of credit default swap contracts held by the Fund throughout the period was $2,767,227. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At May 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/16/2021	JP Morgan	200,000 GBP	$ 274,408	$9,428
6/16/2021	Royal Bank of Canada	150,000 GBP	$ 208,327	$4,549
6/16/2021	Royal Bank of Canada	300,000 GBP	$ 413,624	$12,129
Contracts Sold:
6/16/2021	JP Morgan	300,000 EUR	$ 353,861	$(12,089)
6/16/2021	JP Morgan	100,000 EUR	$ 120,827	$(1,157)
6/16/2021	JP Morgan	100,000 EUR	$ 119,896	$(2,087)
6/16/2021	Lloyds Bank	100,000 EUR	$ 120,057	$(1,926)
6/16/2021	Royal Bank of Canada	4,500,000 EUR	$ 5,372,748	$(116,503)
6/16/2021	Royal Bank of Canada	450,000 EUR	$ 529,226	$(19,699)
6/16/2021	Royal Bank of Canada	250,000 EUR	$ 297,896	$(7,063)
6/16/2021	Royal Bank of Canada	2,100,000 GBP	$ 2,914,296	$(65,975)
6/16/2021	State Street	4,500,000 EUR	$ 5,370,804	$(118,447)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(318,840)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $138,860 and $50,823, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Discount rate at time of purchase.
3
Assets, other than investments in securities, less liabilities.
4
Non-income-producing security.
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$34,112,620	$—	$34,112,620
U.S. Treasury	—	7,444,082	—	7,444,082
TOTAL SECURITIES	$—	$41,556,702	$—	$41,556,702
Other Financial Instruments:
Assets:
Futures	$8,980	$—	$—	$8,980
Foreign Exchange Contracts	—	26,106	—	26,106
Swap Contracts	—	814,857	—	814,857
Liabilities:
Futures	$—	$—	$—	$—
Foreign Exchange Contracts	—	(344,946)	—	(344,946)
Swap Contracts	—	(85,551)	—	(85,551)
TOTAL OTHER FINANCIAL INSTRUMENTS	$8,980	$410,466	$—	$419,446
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note